Note Securities purchased under agreements to resell (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Disclosure Securities Purchases Under Agreements To Resell
Not repledged	$ 27,388	$ 111,545
Total	$ 27,388	$ 111,545